Income taxes - Schedule of Components of Income Tax Expense by Applying Weighted-Average Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Pre-tax income (loss)	$ 226,396	$ 77,786	$ (131,854)
Weighted-average statutory income tax rate	39.00%	41.40%	22.90%
Income tax expense (benefit) at weighted-average statutory tax rate on pre-tax income (loss)	$ 88,314	$ 32,230	$ (30,226)
Change in valuation allowance	381	(26,865)	2,958
Expiration and changes in tax loss carryforwards	132	144	13,820
Venezuelan remeasurement and inflationary impacts	(10,009)	577	1,682
Non-deductible expenses	24,845	21,488	20,349
Tax benefits and Non-taxable income	(9,740)	(10,463)	(5,830)
Income taxes withholdings on intercompany transactions	6,374	6,572	6,515
Differences including exchange rate, inflation adjustment and filing differences	(14,485)	1,493	2,532
Alternative Taxes	359	1,461	2,054
Others	(695)	5,296	3,678
Income tax expense	85,476	31,933	17,532
Venezuela
Income Taxes [Line Items]
Change in valuation allowance	$ (57,329)	$ 9,723	$ (43,249)